Offerings - Offering: 1	Nov. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	700,000
Proposed Maximum Offering Price per Unit	7.90
Maximum Aggregate Offering Price	$ 5,530,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 763.69
Offering Note	This Registration Statement covers 700,000 shares of common stock of the Registrant authorized to be offered and sold under the Elauwit Connection, Inc. 2025 Stock Incentive Plan. In addition, pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement covers an indeterminate number of additional shares of the Registrant's common stock that may be issuable as a result of stock splits, stock dividends, or similar transactions. The Proposed Maximum Offering Price is estimated solely for the purpose of computing the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, based on the average of the high and low prices of the Registrant's shares of common stock as reported on the Nasdaq Capital Market on November 5, 2025.